Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 250.7
Depreciation	59.9	$ 56.8
Ending balance	267.5	250.7
Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	71.3
Ending balance	85.6	71.3
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37.4
Ending balance	33.7	37.4
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	113.9
Ending balance	112.8	113.9
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	28.1
Ending balance	35.4	28.1
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	513.0	499.5
Additions	89.7	73.3
Measurement period adjustment net of acquisition additions		(0.5)
Disposals	(77.9)	(76.6)
Impact of foreign exchange	(7.2)	17.3
Additions arising on acquisitions	2.6
Ending balance	520.2	513.0
Cost | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	138.5	128.7
Additions	38.0	26.7
Measurement period adjustment net of acquisition additions		(0.6)
Disposals	(21.4)	(19.2)
Impact of foreign exchange	(1.8)	2.9
Additions arising on acquisitions	0.8
Ending balance	154.1	138.5
Cost | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	80.2	83.6
Additions	5.8	5.8
Measurement period adjustment net of acquisition additions		0.2
Disposals	(9.6)	(13.2)
Impact of foreign exchange	(1.4)	3.8
Additions arising on acquisitions	0.1
Ending balance	75.1	80.2
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	248.1	243.9
Additions	29.7	32.7
Measurement period adjustment net of acquisition additions		(0.1)
Disposals	(38.1)	(35.3)
Impact of foreign exchange	(3.2)	6.9
Additions arising on acquisitions	1.7
Ending balance	238.2	248.1
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46.2	43.3
Additions	16.2	8.1
Measurement period adjustment net of acquisition additions		0.0
Disposals	(8.8)	(8.9)
Impact of foreign exchange	(0.8)	3.7
Additions arising on acquisitions	0.0
Ending balance	52.8	46.2
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(262.3)	(265.8)
Disposals	67.5	69.3
Impact of foreign exchange	(3.9)	9.7
Depreciation	59.9	56.8
Net impairment (note 11)	1.9	(0.7)
Ending balance	(252.7)	(262.3)
Accumulated depreciation | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(67.2)	(63.5)
Disposals	20.4	17.7
Impact of foreign exchange	(0.9)	2.1
Depreciation	22.6	19.3
Net impairment (note 11)	0.0	0.0
Ending balance	(68.5)	(67.2)
Accumulated depreciation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(42.8)	(46.0)
Disposals	8.0	11.5
Impact of foreign exchange	(0.7)	1.8
Depreciation	7.0	6.8
Net impairment (note 11)	0.3	(0.3)
Ending balance	(41.4)	(42.8)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(134.2)	(136.6)
Disposals	34.5	33.4
Impact of foreign exchange	(1.9)	4.5
Depreciation	26.0	26.9
Net impairment (note 11)	1.6	(0.4)
Ending balance	(125.4)	(134.2)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(18.1)	(19.7)
Disposals	4.6	6.7
Impact of foreign exchange	(0.4)	1.3
Depreciation	4.3	3.8
Net impairment (note 11)	0.0	0.0
Ending balance	$ (17.4)	$ (18.1)